UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8215

Name of Fund:  BlackRock MuniHoldings Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniHoldings Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 08/01/06 - 10/31/06

Item 1 - Schedule of Investments


BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments as of October 31, 2006                                                                     (in Thousands)

                        Face
State                 Amount   Municipal Bonds                                                                           Value
Alabama - 2.1%     $   3,450   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                               5% due 1/01/2024                                                                       $     3,615

Arizona - 4.6%         1,000   Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                               Series A, 6.625% due 7/01/2020                                                               1,103
                       1,365   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                               Schools Project 1), Series A, 6.50% due 7/01/2012                                            1,385
                       2,060   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                               Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                             2,103
                       1,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                               Project), Series C, 6.75% due 7/01/2031                                                      1,061
                       1,000   Pinal County, Arizona, COP, 5% due 12/01/2029                                                1,037
                       1,095   Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds,
                               6.375% due 1/01/2015                                                                         1,126

Arkansas - 0.6%        1,000   University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                               Series B, 5% due 11/01/2022 (d)                                                              1,064

California - 20.8%     2,000   Benicia, California, Unified School District, GO, Refunding, Series A, 5.615%
                               due 8/01/2020 (b)(m)                                                                         1,116
                       5,200   California State Public Works Board, Lease Revenue Bonds (Department of
                               Corrections), Series C, 5.25% due 6/01/2028                                                  5,535
                       1,000   East Side Union High School District, California, Santa Clara County, GO
                               (Election of 2002), Series D, 5% due 8/01/2020 (i)                                           1,076
                         870   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                               Revenue Bonds, Series A-3, 7.875% due 6/01/2042                                              1,069
                       8,010   Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (d)         8,469
                       1,750   Poway, California, Unified School District, Special Tax (Community Facilities
                               District Number 6 Area), Series A, 6.125% due 9/01/2033                                      1,840
                       1,820   San Marino, California, Unified School District, GO, Series A, 5.50% due
                               7/01/2017 (d)(m)                                                                             1,178
                       1,945   San Marino, California, Unified School District, GO, Series A, 5.55% due
                               7/01/2018 (d)(m)                                                                             1,199
                       2,070   San Marino, California, Unified School District, GO, Series A, 5.60% due
                               7/01/2019 (d)(m)                                                                             1,217
                       5,525   Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
                               due 7/01/2035 (c)                                                                            6,193
                       4,925   Tracy, California, Area Public Facilities Financing Agency, Special Tax Refunding
                               Bonds (Community Facilities District Number 87-1), Series H, 5.875% due 10/01/2019 (d)       5,050
                       1,250   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                               (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (c)                  1,302


Portfolio Abbreviations


To simplify the listings of BlackRock MuniHoldings Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDA          Economic Development Authority
EDR          Economic Development Revenue Bonds
GO           General Obligation Bonds
HDA          Housing Development Authority
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
S/F          Single-Family
PCR          Pollution Control Revenue Bonds
VRDN         Variable Rate Demand Notes



BlackRock MuniHoldings Fund II, Inc.

Schedule of Investments as of October 31, 2006 (concluded)                                                         (in Thousands)

                        Face
State                 Amount   Municipal Bonds                                                                           Value
Colorado - 1.6%    $   1,675   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                               Series A, 7.10% due 9/01/2014                                                          $     1,802
                         860   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                               (Public Improvement Fees), 8.125% due 12/01/2025                                               866

Florida - 7.5%         1,640   Ballantrae, Florida, Community Development District, Capital Improvement Revenue
                               Bonds, 6% due 5/01/2035                                                                      1,729
                       1,765   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A,
                               5.24% due 10/01/2037 (d)(m)                                                                    372
                       2,450   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                               Bonds, Series A, 6.25% due 5/01/2037                                                         2,683
                       2,400   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                               (Orlando Regional Healthcare), 6% due 12/01/2012 (h)                                         2,694
                       1,515   Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue
                               Bonds (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                                     1,586
                         525   Palm Coast Park Community Development District, Florida, Special Assessment Revenue
                               Bonds, 5.70% due 5/01/2037                                                                     536
                       1,270   Preserve at Wilderness Lake, Florida, Community Development District, Capital
                               Improvement Bonds, Series A, 5.90% due 5/01/2034                                             1,323
                       1,700   West Villages Improvement District, Florida, Special Assessment Revenue Refunding
                               Bonds (Unit of Development Number 2), 5.80% due 5/01/2036                                    1,772

Georgia - 3.7%         1,250   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                               12/01/2024                                                                                   1,391
                       1,535   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                               Revenue Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25%
                               due 1/01/2035                                                                                1,518
                       1,945   Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                               Refunding, VRDN, 8% due 4/01/2010 (j)                                                        1,945
                       1,250   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                               (Georgia College and State University Foundation), 5.50% due 9/01/2024                       1,341

Idaho - 1.3%           2,000   Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal
                               Revenue Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                            2,133

Illinois - 2.8%        1,000   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                               Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                       1,031
                       1,000   Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032          1,084
                       2,000   Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2, 5.25% due
                               8/01/2022                                                                                    2,061
                         500   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                               Series A, 6% due 5/15/2025                                                                     529

Louisiana - 2.3%       2,500   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                               Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                 2,644
                       1,275   New Orleans, Louisiana, Financing Authority Revenue Bonds (Xavier University of
                               Louisiana Project), 5.30% due 6/01/2026 (d)                                                  1,345

Maine - 2.1%           3,425   Maine State Housing Authority, Mortgage Purchase Revenue Refunding Bonds, Series B,
                               5.30% due 11/15/2023                                                                         3,578

Maryland - 0.6%        1,050   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                               (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                     1,058

Massachusetts - 4.6%     600   Massachusetts State Development Finance Agency Revenue Bonds (Neville Communities
                               Home), Series A, 5.75% due 6/20/2022 (f)                                                       674
                       1,500   Massachusetts State Development Finance Agency Revenue Bonds (Neville Communities
                               Home), Series A, 6% due 6/20/2044 (f)                                                        1,683
                       2,100   Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.25% due 12/01/2048         2,168
                       3,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                               Series A, 5% due 8/15/2030 (c)                                                               3,186

Michigan - 0.7%        1,100   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                               Medical Center), Series A, 6% due 7/01/2020 (k)                                              1,199

Minnesota - 7.0%       1,680   Minneapolis, Minnesota, Community Development Agency, Supported Development Revenue
                               Refunding Bonds (Common Bond), Series G-3, 5.35% due 12/01/2011 (h)                          1,815
                       4,220   Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5.25% due 10/01/2021         4,566
                       2,870   Rockford, Minnesota, Independent School District Number 883, GO, 5.60% due
                               2/01/2019 (c)                                                                                3,034
                       2,390   Rockford, Minnesota, Independent School District Number 883, GO, 5.60% due
                               2/01/2020 (c)                                                                                2,527

Mississippi - 1.5%     2,000   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                               Energy Resources Inc. Project), 5.875% due 4/01/2022                                         2,006
                         500   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                               Energy Resources Inc. Project), 5.90% due 5/01/2022                                            502

Missouri - 1.9%          950   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                               Bluffs), 7% due 10/01/2011 (h)                                                               1,100
                       1,000   Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                               (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                                        1,058
                       1,000   Missouri State Development Finance Board, Infrastructure Facilities Revenue
                               Refunding Bonds (Branson), Series A, 5.50% due 12/01/2032                                    1,048

New Jersey - 11.3%     4,050   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                             4,406
                       1,890   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                             2,013
                       1,000   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                               Facility), Series A, 7.25% due 11/15/2031                                                    1,088
                       2,000   New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.),
                               Series A, 8.125% due 11/15/2023                                                              2,242
                       2,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                               AMT, 6.625% due 9/15/2012                                                                    2,142
                       2,375   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                               Hospital), 6% due 7/01/2012 (h)                                                              2,643
                       2,500   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                               1/01/2030 (c)                                                                                2,649
                       1,725   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                               7% due 6/01/2041                                                                             1,996

New Mexico - 3.9%      3,675   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                               Juan Project), Series A, 5.80% due 4/01/2022                                                 3,689
                       2,675   New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                               Series A, 5.125% due 6/15/2018 (d)                                                           2,904

New York - 11.4%         900   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
                               Francis Hospital), Series A, 7.50% due 3/01/2029                                               992
                         415   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                               due 6/01/2028                                                                                  458
                         525   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                               Airlines Inc. Project), AMT, 8% due 11/01/2012                                                 580
                         525   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                               Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                             584
                       3,855   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                               Series A, 5% due 10/15/2020 (d)                                                              4,153
                       2,725   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                               Program), Series D, 5.25% due 10/01/2023 (d)                                                 2,943
                          20   Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                               Facilities Pooled Program), Series D-1, 5.50% due 7/01/2007                                     20
                       1,100   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                               5.50% due 6/01/2015                                                                          1,163
                       2,400   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                               5.50% due 6/01/2018                                                                          2,603
                       2,750   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                               5.50% due 6/01/2020 (b)                                                                      3,003
                       1,100   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                               5.50% due 6/01/2022                                                                          1,201
                       1,575   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                               Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                              1,685

North                  2,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series
Carolina - 1.3%                D, 6.75% due 1/01/2026                                                                       2,175

Oklahoma - 1.0%          645   Oklahoma State Housing Finance Agency, S/F Mortgage Revenue Bonds (Homeownership
                               Loan Program), Series D-2, AMT, 6.25% due 9/01/2029 (f)(g)                                     651
                       1,075   Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds (AMR Corporation),
                               AMT, Series A, 5.375% due 12/01/2035                                                         1,075

Pennsylvania - 3.9%    2,750   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                               Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                         2,900
                         540   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                               12/01/2017                                                                                     541
                       2,630   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                               Healthcare System), Series B, 7.125% due 12/01/2031                                          3,152

Rhode Island - 1.5%    2,190   Rhode Island State Health and Educational Building Corporation, Hospital Financing
                               Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2012 (h)                           2,508

South                  2,080   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
Carolina - 2.8%                Refunding Bonds, Series A, 6.375% due 8/15/2012 (h)                                          2,378
                       2,000   South Carolina Jobs, EDA, EDR (Westminster Presbyterian Center), 7.75% due
                               11/15/2010 (h)                                                                               2,340

Tennessee - 6.9%         300   Blount County, Tennessee, Public Building Authority, Local Government Public
                               Improvement Revenue Bonds, VRDN, Series A3A, 3.61% due 6/01/2026 (a)(j)                        300
                       2,200   Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds, Series
                               B, 7.375% due 8/01/2017                                                                      2,262
                       3,450   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                               Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (h)                      3,970
                       4,500   Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25% due
                               9/01/2026                                                                                    5,099

Texas - 8.8%           1,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds (American
                               Airlines Inc. Project), AMT, 7.50% due 12/01/2029                                            1,020
                       2,665   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                               Tier, Series A, 6.70% due 1/01/2028                                                          2,841
                         600   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                               Bonds (Scott & White Memorial Hospital), VRDN, Series B-2, 3.63% due 8/15/2029 (d)(j)          600
                       1,000   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                               Series B, 4.75% due 5/01/2029                                                                1,000
                       2,500   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                               Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%
                               due 5/15/2033                                                                                2,804
                         843   Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1111, 6.611% due
                               8/15/2009 (c)(e)                                                                               928
                       1,300   Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                               Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125% due 2/15/2034           1,447
                       2,965   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                               (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                            3,153
                       1,100   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                               Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                               11/01/2031                                                                                   1,138

Vermont - 0.6%         1,000   Vermont Educational and Health Buildings Financing Agency, Revenue Bonds
                               (Developmental and Mental Health), Series A, 6.50% due 6/15/2032                             1,066

Virginia - 13.2%         425   Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                               Series A, 5.875% due 6/01/2017                                                                 460
                         575   Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                               Company), Series B, 5.875% due 6/01/2017                                                       626
                       5,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                               Series A, 6.10% due 2/01/2011 (a)                                                            5,451
                       3,885   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                               5.50% due 8/15/2008 (h)                                                                      4,090
                      18,400   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series B,
                               7.35% due 8/15/2008 (h)(m)                                                                   4,894
                       2,185   Tobacco Settlement Financing Corporation of Virginia, Asset Backed Revenue Bonds,
                               5.625% due 6/01/2037                                                                         2,331
                       1,095   Virginia State HDA, Rental Housing Revenue Bonds, AMT, Series B, 5.625% due 8/01/2011        1,146
                       3,200   Virginia State HDA, Revenue Bonds, AMT, Series D, 6% due 4/01/2024                           3,343

Washington - 0.6%      1,015   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                               6.125% due 12/01/2032                                                                        1,043

Wisconsin - 0.9%       1,360   Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Synergyhealth
                               Inc.), 6% due 11/15/2032                                                                     1,486

Puerto Rico - 1.3%       510   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due
                               7/01/2032                                                                                      551
                       1,550   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                               Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                               Series A, 6.45% due 12/01/2025                                                               1,572

U.S. Virgin            2,680   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.8%                 Coker Project), AMT, 6.50% due 7/01/2021                                                     3,023

                               Total Municipal Bonds (Cost - $214,148) - 136.9%                                           231,846



                               Municipal Bonds Held in Trust (o)
California - 3.3%      5,130   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                               Electric), AMT, Series A, 5.35% due 12/01/2016 (d)                                           5,519

Maryland - 5.0%        7,765   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                               due 9/01/2039 (i)                                                                            8,442

Michigan - 3.1%        5,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                               Edison Company Pollution Control Project), AMT, Series C, 5.65% due 9/01/2029 (i)            5,327

New York - 2.0%        3,200   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                               Series A, 5.25% due 10/15/2027 (a)                                                           3,477
South                  8,400   South Carolina State Ports Authority, Ports Revenue Bonds, AMT, 5.30% due
Carolina - 5.1%                7/01/2026 (c)                                                                                8,642

Texas - 4.4%           7,045   Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, Series A,
                               5.25% due 8/15/2035 (c)                                                                      7,395

                               Total Municipal Bonds Held in Trust (Cost - $38,367) - 22.9%                                38,802



                      Shares
                        Held   Short-Term Securities
                          12   Merrill Lynch Institutional Tax-Exempt Fund, 3.38% (l)(n)                                       12

                               Total Short-Term Securities (Cost - $12) - 0.0%                                                 12

                               Total Investments (Cost - $252,527*) - 159.8%                                              270,660
                               Other Assets Less Liabilities - 2.5%                                                         4,202
                               Liabilities for Trust Certificates, Including Interest Expense Payable - (10.9%)          (18,428)
                               Preferred Stock, at Redemption Value - (51.4%)                                            (87,037)
                                                                                                                      -----------
                               Net Assets Applicable to Common Stock - 100.0%                                         $   169,397
                                                                                                                      ===========

  * The cost and unrealized appreciation (depreciation) of investments as of October 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $       234,465
                                                    ===============
    Gross unrealized appreciation                   $        17,975
    Gross unrealized depreciation                              (50)
                                                    ---------------
    Net unrealized appreciation                     $        17,925
                                                    ===============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(f) GNMA Collateralized.

(g) FNMA Collateralized.

(h) Prerefunded.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) ACA Insured.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Interest
    Affiliate                                   Activity        Income

    Merrill Lynch Institutional
    Tax-Exempt Fund                                -              -*

      * Amount is less than $1,000.


(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(n) Represents the current yield as of October 31, 2006.

(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.


Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in the Registrant's annual report to shareholders on Form N-CSR. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

         Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

         Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

         A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

         The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

         Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings Fund II, Inc.


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings Fund II, Inc.


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniHoldings Fund II, Inc.


Date:  February 20, 2007